CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			7 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ (139,635)	$ (145,382)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	375,501	72,161
CASH USED IN OPERATING ACTIVITIES	0
Cash, beginning of period	0
Cash, end of period	0	0			$ 0
Mountain Lake Acquisition Corp.
Cash Flows from Operating Activities:
Net income	1,724,016		$ 2,018,521	$ 443,117	8,281,946
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(2,113,587)		(2,339,304)	(493,853)	(9,586,719)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(68,252)		9,619	(18,440)	6,829
Long-term prepaid insurance			23,125	(87,776)	87,776
Prepaid insurance	23,125			(92,500)	4,724
Accrued offering costs			(6,750)		(6,750)
Accounts payable and accrued expenses	48,586		132,504	7,401	283,977
CASH USED IN OPERATING ACTIVITIES	(386,112)		(162,285)	(159,847)	(930,712)
Net Change in Cash	(386,112)		(162,285)	1,383,392	(930,712)
Cash, beginning of period	452,680		1,383,392		1,383,392
Cash, end of period	$ 66,568	$ 452,680	$ 1,221,107	$ 1,383,392	$ 452,680